Obligations Under Guarantees And Other Off-Balance Sheet Instruments (Maximum Potential Amount Of Future Payments Classified Based Upon Internal Credit Ratings) (Detail) (JPY ¥)
In Billions, unless otherwise specified
	6 Months Ended		12 Months Ended
	Sep. 30, 2013		Mar. 31, 2013
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade	¥ 274,770		¥ 155,373
Minimum [Member]
Guarantor Obligations [Line Items]
Accruing loans contractually past due, in day	90 days		90 days
Standby Letters Of Credit And Financial Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade	3,470		3,849
Performance Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade	2,457		2,214
Standby Letters Of Credit, Financial And Performance Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade	5,927		6,063
Standby Letters Of Credit, Financial And Performance Guarantees [Member] | Standby Letters Of Credit And Financial Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade	3,470		3,849
Standby Letters Of Credit, Financial And Performance Guarantees [Member] | Performance Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade	2,457		2,214
Normal [Member] | Standby Letters Of Credit, Financial And Performance Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade	5,570		5,692
Normal [Member] | Standby Letters Of Credit, Financial And Performance Guarantees [Member] | Standby Letters Of Credit And Financial Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade	3,178		3,540
Normal [Member] | Standby Letters Of Credit, Financial And Performance Guarantees [Member] | Performance Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade	2,392		2,152
Close Watch [Member] | Standby Letters Of Credit, Financial And Performance Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade	221	[1]	225	[1]
Close Watch [Member] | Standby Letters Of Credit, Financial And Performance Guarantees [Member] | Standby Letters Of Credit And Financial Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade	176	[1]	182	[1]
Close Watch [Member] | Standby Letters Of Credit, Financial And Performance Guarantees [Member] | Performance Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade	45	[1]	43	[1]
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member] | Standby Letters Of Credit, Financial And Performance Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade	11	[2]	13	[2]
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member] | Standby Letters Of Credit, Financial And Performance Guarantees [Member] | Standby Letters Of Credit And Financial Guarantees [Member]

Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade	9	[2]	11	[2]
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member] | Standby Letters Of Credit, Financial And Performance Guarantees [Member] | Performance Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade	2	[2]	2	[2]
Not Rated [Member] | Standby Letters Of Credit, Financial And Performance Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade	125		133
Not Rated [Member] | Standby Letters Of Credit, Financial And Performance Guarantees [Member] | Standby Letters Of Credit And Financial Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade	107		116
Not Rated [Member] | Standby Letters Of Credit, Financial And Performance Guarantees [Member] | Performance Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade	¥ 18		¥ 17

[1]	Borrowers classified as Close Watch represent those that require close monitoring as the borrower has begun to exhibit elements of potential concern with respect to its business performance and financial condition, the borrower has begun to exhibit elements of serious concern with respect to its business performance and financial condition, including business problems requiring long-term solutions, or the borrower's loans are restructured loans or loans contractually past due 90 days or more for special reasons.
[2]	Borrowers classified as Likely to become Bankrupt or Legally/Virtually Bankrupt represent those that have a higher probability of default than those categorized as Close Watch due to serious debt repayment problems with poor progress in achieving restructuring plans, the borrower being considered virtually bankrupt with no prospects for an improvement in business operations, or the borrower being legally bankrupt with no prospects for continued business operations because of non-payment, suspension of business, voluntary liquidation or filing for legal liquidation.